INVENTORIES, NET	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventory as of June 30, 2025 and December 31, 2024 consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Raw materials	$1,677,440	$1,293,051
Work-in-process(i)	11,228	20,660
Semi-finished goods(ii)	271,140	632,670
Finished goods	258,530	609,516
Inventory, subtotal	2,218,338	2,555,897
Less: inventory impairment provision	(874,897)	(1,127,700)
Inventory, net	$1,343,441	$1,428,197

(i)	Work-in-process primarily consists of battery cells under production or battery pack under assembly process, which will be transferred into Semi-finished goods or finished goods respectively when completed.

(ii)	Semi-finished goods are mainly battery cells which can be used to produce battery packs or sold directly.

Movement of inventory impairment provision is as below:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Balance at beginning of the period	$1,127,700	$1,942,922
Addition	148,912	261,851
Deletion*	(419,712)	(1,464,982)
Exchange difference	17,997	(36,079)
Balance at end of the period	$874,897	$703,712

IMPAIRMENT

*	Inventory with impairment provision in the earlier period was sold for the six months ended of June 30, 2025 and 2024.